Summary of material accounting policy information	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Summary of material accounting policy information	Summary of material accounting policy information
Statement of compliance
These annual audited consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") in effect as at December 31, 2025 as issued by the International Accounting Standards Board ("IASB").
Compliance with IFRS requires the Company to exercise judgment and make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may vary.
The financial statements have been authorized for issue by a resolution of the board of directors of the Company on February 18, 2026 and include all subsequent events up to that date.
Basis of presentation
These financial statements have been prepared on a going concern basis and on a historical cost basis, except for certain financial instruments classified as fair value through profit or loss ("FVTPL") and which are measured at fair value to the extent required or permitted under IFRS and as set out in the relevant accounting policies. The financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand ($000), except when indicated otherwise.
Principles of consolidation
These financial statements of the Company are prepared on a consolidated basis so as to include the accounts of all limited partnerships and corporations the Company is deemed to control under IFRS. Controlled limited partnerships and corporations ("subsidiaries") are consolidated from the date the Company obtains control. All intercompany balances with subsidiaries are eliminated upon consolidation. Subsidiary financial statements are prepared for the same reporting period as the Company and are based on accounting policies consistent with that of the Company.
The Company consolidates interest in its funds or subsidiaries if the Company has control over the entity. Control exists if the Company has power over the entity, exposure or rights to variable returns from its involvement with the entity and the ability to use its power over the entity to affect the amount of returns the Company receives. In many, but not all instances, control will exist when the Company owns more than one half of the voting rights of a corporation, or is the sole limited and general partner of a limited partnership.
The Company records third-party interest in the funds which do not qualify to be equity due to redeemable or limited life features, as non-controlling interest liabilities. Such interests are initially recognized at fair value, with any changes recorded in the co-investment income line of the consolidated statements of operations and comprehensive income.
The Company currently controls the following principal subsidiaries:
•Sprott Asset Management LP ("SAM");
•Sprott U.S. Holdings Inc. ("SUSHI"), parent of: (1) SGRIL Holdings Inc. ("SGRIL Holdings"); (2) Sprott Global Resource Investments Ltd. ("SGRIL"); (3) Sprott Asset Management USA Inc. ("SAM US"); and (4) Resource Capital Investment Corporation ("RCIC"). Collectively, the interests of SUSHI are referred to as "US entities" in these financial statements;
•Sprott Resource Streaming and Royalty Corporation and Sprott Private Resource Streaming and Royalty (Management) Corp. ("SRSR"); and
•Sprott Resource Lending Corp. ("SRLC")

Cash and cash equivalents
Cash and cash equivalents consist of cash on deposit with banks and with carrying brokers, which are not subject to restrictions, and short-term interest bearing notes and treasury bills with a term to maturity of less than three months from the date of purchase.
Investments
Investments include equity kickers received as consideration during private strategies, managed equities and broker-dealer activities as well as investments in private companies and are measured at FVTPL.
Co-investments
Co-investments are investments the Company makes alongside clients of the various fund strategies it manages to demonstrate the commitment and confidence the Company has in investment strategies that they promote and operate. Included in co-investments are the Company's investment in the fund products previously managed by its non-core asset management business domiciled in Korea.
Financial instruments
Classification and measurement of financial assets
Financial assets are measured on initial recognition at fair value, and are classified and subsequently measured at FVTPL, amortized cost or fair value through other comprehensive income ("FVOCI").
Financial assets are measured at amortized cost if the contractual terms of the instrument give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding and it is held within a business model whose objective is to hold assets to collect contractual cash flows.
All financial assets that are not measured at amortized cost or FVOCI are measured at FVTPL. This includes all derivative financial assets the Company may hold.
Valuation of investments
Investments include public equities, share purchase warrants, mutual funds, private holdings and alternative investment strategies, while co-investments are investments held in the funds managed or previously managed by the Company. Public equities, share purchase warrants and fixed income securities are measured at fair value and are accounted for on a trade-date basis. Mutual fund and alternative investment strategy investments which are included within co-investments are valued using the net asset value per unit of the fund, which represents the underlying net assets at fair values determined using closing market prices. These investments are generally made in the process of launching a new fund and are redeemed (if open-end) or sold (if closed-end) as third party investors subscribe. The balance represents the Company's maximum exposure to loss associated with the investments. Private holdings include private company investments which are classified as FVTPL and carried at fair value based on the value of the Company's interests from financial information provided by management of the private companies, which may include operating results, subsequent rounds of financing and other appropriate information. Any change in fair value is recognized in gain (loss) on investments on the consolidated statements of operations and comprehensive income.
Fair value hierarchy
All financial instruments recognized at fair value in the consolidated balance sheets are classified into three fair value hierarchy levels as follows:
•Level 1: valuation based on quoted prices (unadjusted) observed in active markets for identical assets or liabilities;
•Level 2: valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument; and inputs that are derived from or corroborated by observable market data by correlation or other means; and
•Level 3: valuation techniques with significant unobservable market inputs.
The Company will transfer financial instruments into or out of levels in the fair value hierarchy on the reporting date to the extent the instrument no longer satisfies the criteria for inclusion in the category in question. Level 3 valuations are prepared by the Company and reviewed and approved by management at each reporting date. Valuation results, including the appropriateness of model inputs, are compared to actual market transactions to the extent readily available. Valuations of level 3 assets are also discussed with the Audit and Risk Management Committee as deemed necessary by the Company.
Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount reported on the consolidated balance sheets if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.
Impairment of financial assets
Expected credit losses are a probability-weighted estimate of future credit losses. Credit losses are measured as the present value of the difference between the cash flows due to the Company in accordance with the contract and the cash flows the Company expects to receive.
Recognition of income and related expenses
The Company receives variable consideration in the form of management fees, which are allocated to distinct time periods in which the management services are being provided. Management fees are recognized when they are no longer susceptible to market factors and no longer subject to a significant reversal in revenue.
The Company may also earn variable consideration in the form of carried interest and performance fees. These fees are recognized when they are no longer susceptible to market factors or subject to significant reversal in revenue, which is determined subject to agreements with the underlying funds. Carried interest and performance fee payments made in advance of the recognition of revenue are capitalized as part of Other assets and expensed once the revenue criteria above is met. The carried interest and performance fee prepaid asset is tested for impairment at each reporting date.
Commission income is recognized when the related services are rendered and no longer subject to a significant reversal in revenue.
Finance income, which includes income distributions from private strategies LP units the Company holds and interest income from cash on hand and brokerage client accounts, is recognized on an accrual basis using the effective interest method. Under the effective interest method, the interest rate realized is not necessarily the same as the stated rate in the loan or debenture documents. The effective interest rate is the rate required to discount the future value of all loan or debenture cash flows to their present value and is adjusted for the receipt of cash and non-cash items in connection with the loan.
Costs related to obtaining a contract with clients ("placement fees") are amortized on a systematic basis related to the transfer of services to those clients.
Costs incurred on behalf of investment products that are not recoverable are included in Fund expenses on the statement of operations. Costs incurred on behalf of investment products that are recoverable are included in Fund recoveries within Other assets.
Property and equipment
Property and equipment are recorded at cost and are amortized on either a straight-line or a declining balance basis over the expected useful life which ranges from 1 to 5 years or in the case of leasehold improvements over the term of the lease. Artwork is not amortized since it does not have a determinable useful life. The residual values, useful life and methods of amortization for property and equipment are reviewed at each reporting date and adjusted prospectively, if necessary. Any loss resulting from the impairment of property and equipment is expensed in the period the impairment is identified.
Intangible assets
Intangible assets other than goodwill are recognized when they are separable or arise from contractual or other legal rights, and have fair values that can be reliably measured.
Intangible assets that are purchased are measured at the acquisition date and include the fair value of considerations transferred, and include an estimate for contingent consideration where applicable.
Intangible assets with indefinite useful lives are not amortized, but are assessed for impairment indicators at each reporting date, or more frequently if changes in circumstances indicate that the carrying value is greater than its recoverable amount. In addition to impairment indicator assessments, indefinite life intangibles must be tested annually for impairment. The indefinite life assessment of an intangible asset is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If no longer supportable, changes in useful life from indefinite to finite are made prospectively.
Any loss resulting from the impairment of intangible assets is expensed in the period the impairment is identified. Any gain resulting from an impairment reversal of intangible assets is recognized in the period the impairment reversal is identified but cannot exceed the carrying amount that would have been determined (net of amortization and impairment) had no impairment loss been recognized for the intangible asset in prior periods.
Business combinations and goodwill
The purchase price of an acquisition accounted for under the acquisition method is allocated based on the fair values of the net identifiable assets acquired. The excess of the purchase price over the fair values of such identifiable net assets is recorded as goodwill.
Goodwill, which is measured at cost less any accumulated impairment losses, is not amortized, but rather, is assessed for impairment indicators at each reporting date, or more frequently if changes in circumstances indicate that the carrying value may be impaired. In addition to quarterly impairment indicator assessments, goodwill must be tested annually for impairment. For the purpose of impairment testing, goodwill is allocated to each of the Company's cash generating units ("CGUs") that are expected to benefit from the acquisition. The recoverable amount of a CGU is compared to its carrying value plus any goodwill allocated to the CGU. If the recoverable amount of a CGU is less than its carrying value plus allocated goodwill, an impairment charge is recognized, first against the carrying value of the goodwill, with any remaining difference being applied against the carrying value of assets contained in the impacted CGUs. Impairment losses on goodwill are recorded in the consolidated statements of operations and comprehensive income and cannot be subsequently reversed.
Income taxes
Income tax is comprised of current and deferred tax.
Income tax is recognized in the consolidated statements of operations and comprehensive income except to the extent that it relates to items recognized directly in other comprehensive income or elsewhere in equity, in which case, the related taxes are also recognized in other comprehensive income (loss) or elsewhere in equity.
Deferred taxes are recognized using the liability method for temporary differences that exist between the carrying amounts of assets and liabilities in the consolidated balance sheets and the amounts attributed to such assets and liabilities for tax purposes. Deferred tax assets and liabilities are determined based on the enacted or substantively enacted tax rates that are expected to apply when the differences related to the assets or liabilities reported for tax purposes are expected to reverse in the future. Deferred tax assets are recognized only when it is probable that sufficient taxable profits will be available or taxable temporary differences reversing in future periods against which deductible temporary differences may be utilized.
Deferred tax liabilities are not recognized on the following temporary differences:
•Temporary differences on the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
•Taxable temporary differences related to investments in subsidiaries, associates or joint ventures or joint operations to the extent they are controlled by the Company and they will not reverse in the foreseeable future; and
•Taxable temporary differences arising on the initial recognition of goodwill.
The Company records a provision for uncertain tax positions if it is probable that the Company will have to make a payment to tax authorities upon their examination of a tax position. This provision is measured at the Company's best estimate of the amount expected to be paid. Provisions are reversed to income in the period in which management assesses they are no longer required or determined by statute.
The measurement of tax assets and liabilities requires an assessment of the potential tax consequences of items that can only be resolved through agreement with the tax authorities. While the ultimate outcome of such tax audits and discussions cannot be determined with certainty, management estimates the level of provisions required for both current and deferred taxes.
Share-based payments
The Company issues restricted stock unit ("RSUs") to employees and deferred stock units ("DSUs") to directors.
For both cash-settled RSUs and DSUs, share-based expense is recognized over the vesting period with the recognition of a corresponding liability. The expensing of RSUs requires the use of graded vesting. The liabilities related to cash-settled equity incentives are remeasured at each reporting date based on the underlying stock price of Sprott Inc. shares, with changes in fair value being recognized within compensation expense.
Earnings per share
Basic earnings per share are computed by dividing net income by the weighted average number of common shares outstanding during the period.
Diluted earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during the period, after applying the treasury stock method to determine the dilutive impact, if any, of stock options and unvested shares purchased for the Trust. The treasury stock method determines the number of incremental common shares by assuming that the number of dilutive securities the Company has granted to employees have been issued.
Lease commitments
The Company recognizes a right-of-use asset and a lease liability as at the lease commencement date. The right-of-use asset is initially measured at cost and subsequently at cost less any accumulated depreciation and impairment. The lease liability is initially measured at the present value of future lease payments over the anticipated lease term, discounted using the Company's incremental borrowing rate. The right-of-use asset is presented in the Property and equipment line of the consolidated balance sheets and the short and long-term portions of the lease liability are presented in the Accounts payable and accrued liabilities line and Other accrued liabilities line, respectively, of the consolidated balance sheets. The Company used the practical expedient when applying IFRS 16, Leases for short-term leases under 12 months and low-value assets such as IT equipment, with lease payments being expensed as they are incurred.
Foreign currency translation
Accounts in the financial statements of the Company's subsidiaries are measured using their functional currency, being the currency of the primary economic environment in which the entity operates. The Canadian dollar is the functional currency of the Company. The effects of foreign currency conversion are included in the Foreign exchange (gain) loss line on the statement of operations. The Canadian dollar is also the functional currency of all its subsidiaries, with the exception of U.S. entities, which use the U.S. dollar as their functional currency. Accordingly, the assets and liabilities of U.S. entities are translated into Canadian dollars using the rate in effect on the date of the consolidated balance sheets. Revenue and expenses are translated at the average rate over the reporting period. Foreign currency translation gains and losses arising from the Company's translation of its net investment in U.S. entities companies, including goodwill and the identified intangible assets, are included in accumulated other comprehensive income or loss as a separate component within shareholders' equity until there has been a realized reduction in the value of the underlying investment. The Company's presentation currency is the U.S. dollar, and as such, all assets and liabilities are translated using the exchange rate as at the reporting date, while equity transactions are translated at the historical exchange rate at the date of the transaction. The statement of operations has been translated at the average exchange rate of the reporting period. Exchange differences arising on translation are presented in the accumulated other comprehensive loss line in shareholders' equity on the balance sheet.
Significant accounting judgments and estimates
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. The Company based its assumptions and estimates on parameters available when these financial statements were prepared. Existing circumstances and assumptions about future developments may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions and estimates as they occur.
Impairment of goodwill and intangible assets
All indefinite life intangible assets and goodwill are assessed for impairment, however, finite life intangibles are only tested for impairment to the extent indications of impairment exist at time of a quarterly assessment. In the case of goodwill and indefinite life intangibles, an annual test for impairment augments the quarterly impairment indicator assessments. The recoverable amounts associated with goodwill and intangibles involve estimates and assumptions, including those with respect to future cash inflows and outflows, discount rates and asset lives, and are determined using the value-in-use method. These estimates require significant judgment regarding market growth rates, discount rates and fund flow assumptions which could affect the Company's future results if estimates of future performance and fair value change.
Investments in other entities
IFRS 10 Consolidated Financial Statements ("IFRS 10") and IAS 28 Investments in Associates and Joint Ventures ("IAS 28") provide for the use of judgment in determining whether an investee should be included within the consolidated financial statements of the Company and on what basis (subsidiary, joint venture or associate). Significant judgment is applied in evaluating facts and circumstances relevant to the Company and investee, including: (1) the extent of the Company's direct and indirect interests in the investee; (2) the level of compensation to be received from the investee for management and other services provided to it; (3) "kick out rights" available to other investors in the investee; and (4) other indicators of the extent of power that the Company has over the investee.
Fair value of financial instruments
When the fair value of financial assets and financial liabilities recorded in the consolidated balance sheets cannot be derived from active markets, they are determined using valuation techniques and models. Model inputs are taken from observable markets where possible, but where this is not feasible, unobservable inputs may be used. These unobservable inputs include, but are not limited to, projected cash flows, discount rates, comparable recent transactions and volatility of underlying securities in warrant valuations. The use of unobservable inputs can involve significant judgment and materially affect the reported fair value of financial instruments.
Future Changes in Accounting Policies
IFRS 18 Presentation and disclosure in financial statements ("IFRS 18")
In April 2024, the International Accounting Standards Board (IASB) issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces changes with how an entity presents its consolidated statement of operations, including mandatory totals and subtotals, as well as classification of income and expenses into five categories: operating, investing, financing, income taxes and discontinued operations. IFRS 18 also requires additional disclosure around management-defined performance measures.
IFRS 18 is effective for the Company’s fiscal year beginning on January 1, 2027 and will be applied retrospectively. The Company is currently assessing the impacts of the conversion to IFRS 18.